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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: March 31, 2009

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:    Mark Saussy
                         Title:   Managing Director
                         Phone:   229-226-8839

                      Signature, Place, and Date of Signing

    /s/ Mark C. Saussy     Thomasville, GA       15-May-2009
    ------------------     ----------------      -----------
       [Signature]           [City, State]          [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

       Form 13F File Number               Name
       --------------------               ----
       28-01880                    Anchor Capital Advisors, LLC
       28-2013                     Harris Associates, LP
       28-41980                    Select Equity Group, Inc.
       28-3459                     Smith Asset Management Group, LP
       28-01474                    NWQ Investment Management Company, LLC

                                                  Report Summary:

       Number of Other Included Managers:              None
                                                   -------------
       Form 13F Information Table Entry Total:          56
                                                   -------------
       Form 13F Information Table Value Total:     $   78,055.03
                                                   -------------
                                                     (thousands)

                        List of Other Included Managers:

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which
                  this report is filed, other than the manager
                              filing this report.

                                      NONE
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                                                                                                                       SOLE
                                                                                                      INVESTMENT      VOTING
     NAME OF ISSUER         TITLE OF CLASS          CUSIP         VALUE (x1,000)        AMT  SH / PRN DISCRETION     AUTHORITY
ABBOTT LABORATORIES              COM              002824 10 0            426.92       8,950 SH       SOLE               8,950
AFLAC INC                        COM              001055 10 2          1,197.32      61,845 SH       SOLE              61,845
ALPHA PRO TECH LTD               COM              020772 10 9             24.12      24,366 SH       SOLE              24,366
APOLLO GROUP INC                 CL A             037604 10 5            712.80       9,100 SH       SOLE               9,100
BERKSHIRE HATHAWAY INC DEL       CL A             084670 10 8         11,617.80         134 SH       SOLE                 134
BERKSHIRE HATHAWAY INC DEL       CL B             084670 20 7         12,131.64       4,302 SH       SOLE               4,302
BROOKFIELD ASSET MGMT  INC       CL A LTD VT SH   112585 10 4            720.90      52,315 SH       SOLE              52,315
BROWN & BROWN INC                COM              115236 10 1            968.29      51,205 SH       SOLE              51,205
C H ROBINSON WORLDWIDE INC       COM NEW          12541W 20 9            477.54      10,470 SH       SOLE              10,470
CB RICHARD ELLIS GROUP INC A     CL A             12497T 10 1            195.03      48,395 SH       SOLE              48,395
CEMEX SAB DE CV                  SPON ADR NEW     151290 88 9            829.12     132,659 SH       SOLE             132,659
CHEVRON CORP                     COM              166764 10 0            739.57      10,999 SH       SOLE              10,999
COCA COLA CO                     COM              191216 10 0          4,230.63      96,260 SH       SOLE              96,260
CONAGRA INCORPORATED             COM              205887 10 2            221.17      13,110 SH       SOLE              13,110
DELL INC                         COM              24702R 10 1          3,381.75     356,725 SH       SOLE             356,725
DENTSPLY INTL INC NEW            COM              249030 10 7            236.82       8,820 SH       SOLE               8,820
DISNEY WALT CO                   COM DISNEY       254687 10 6            380.54      20,955 SH       SOLE              20,955
EXXON MOBIL CORP                 COM              30231G 10 2          4,001.28      58,756 SH       SOLE              58,756
FAIRFAX FINANCIAL HLDGS LTD      SUB VTG          303901 10 2          1,956.36       7,510 SH       SOLE               7,510
FASTENAL CO                      COM              311900 10 4            505.80      15,730 SH       SOLE              15,730
FLOWERS FOODS                    COM              343498 10 1         12,128.13     516,530 SH       SOLE             516,530
FRANKLIN ELECTRIC CO             COM              353514 10 2            403.43      18,230 SH       SOLE              18,230
GENERAL ELECTRIC                 COM              369604 10 3            206.42      20,417 SH       SOLE              20,417
GREENLIGHT CAPITAL RE LTD        CLASS A          G4095J 10 9          1,310.26      82,045 SH       SOLE              82,045
HCC INS HLDGS INC                COM              404132 10 2            641.59      25,470 SH       SOLE              25,470
IDEXX LABS CORP                  COM              45168D 10 4            309.49       8,950 SH       SOLE               8,950
ISHARES TR                       S&P GLB100INDX   464287 57 2            457.23      10,822 SH       SOLE              10,822
ISHARES TR                       S&P 100 IDX FD   464287 10 1            726.15      19,246 SH       SOLE              19,246
JOHNSON & JOHNSON                COM              478160 10 4          2,198.15      41,790 SH       SOLE              41,790
KIRBY CORP                       COM              497266 10 6            571.83      21,465 SH       SOLE              21,465
LABORATORY CORP AMER HLDGS       COM NEW          50540R 40 9            522.90       8,940 SH       SOLE               8,940
LEVEL 3 COMMUNICATIONS INC       COM              52729N 10 0          1,436.84   1,561,782 SH       SOLE           1,561,782
LIBERTY MEDIA HOLDING CORP NEW   ENT COM SER A    53071M 50 0            456.95      22,905 SH       SOLE              22,905
LIBERTY MEDIA HOLDING CORP NEW   INT COM SER A    53071M 10 4             88.16      30,400 SH       SOLE              30,400
MASTECH HOLDINGS INC             COM              57633B 10 0             76.18      38,091 SH       SOLE              38,091
MEREDITH CORP                    COM              589433 10 1            399.36      24,000 SH       SOLE              24,000
MICROSOFT CORP                   COM              594918 10 4            470.34      25,603 SH       SOLE              25,603
MILLIPORE CORP                   COM              601073 10 9            638.40      11,120 SH       SOLE              11,120
MOHAWK INDS INC                  COM              608190 10 4            400.26      13,400 SH       SOLE              13,400
MONSANTO CO NEW                  COM              61166W 10 1            413.84       4,980 SH       SOLE               4,980
O REILLY AUTOMOTIVE INC          COM              686091 10 9            634.73      18,130 SH       SOLE              18,130
PATTERSON COS INC                COM              703395 10 3            444.15      23,550 SH       SOLE              23,550
PAYCHEX INC                      COM              704326 10 7            480.03      18,700 SH       SOLE              18,700
PERKINELMER INC                  COM              714046 10 9            530.53      41,545 SH       SOLE              41,545
PHARMACEUTICAL HOLDRS TRUST      DEPOSITRY RCPT   71712A 20 6            214.32       3,800 SH       SOLE               3,800
PRICE T ROWE GROUP INC           COM              74144T 10 8            603.46      20,910 SH       SOLE              20,910
PROCTER & GAMBLE CO              COM              742718 10 9          1,867.40      39,656 SH       SOLE              39,656
RUBY TUESDAY, INC.               COM              781182 10 0            901.24     308,645 SH       SOLE             308,645
SHERWIN WILLIAMS CO              COM              824348 10 6            581.80      11,195 SH       SOLE              11,195
SYMANTEC CORP                    COM              871503 10 8            258.46      17,300 SH       SOLE              17,300
SYNOVUS FINANCIAL CORP           COM              87161C 10 5            129.26      39,771 SH       SOLE              39,771
THERMO FISHER SCIENTIFIC         COM              883556 10 2            630.29      17,670 SH       SOLE              17,670
TOTAL SYSTEMS SERVICES, INC.     COM              891906 10 9            436.98      31,642 SH       SOLE              31,642
TRIAD GUARANTY INC               COM              895925 10 5              6.32      39,461 SH       SOLE              39,461
VCA ANTECH INC                   COM              918194 10 1            532.74      23,625 SH       SOLE              23,625
WASHINGTON POST CO CL B          CL B             939640 10 8            992.02       2,778 SH       SOLE               2,778

                                                                  --------------
                                 # of holdings reported         56    78,055.03
                                                                  ==============
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